Accounts receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts receivable, net
Accounts receivable, gross		131,315	123,332
Less: allowance for doubtful receivables		(31,214)	(5,716)
Accounts receivable, net	16,536	100,101	117,616
Summary of allowance for doubtful accounts
Balance at the beginning of the year		(5,716)		(387)
Additions charged to general and administrative expenses	(5,284)	(31,987)	(6,884)
Write-off during the year		6,489	1,168	387
Balance at the end of the year		(31,214)	(5,716)